The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

October 5, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1940 Act Registration No. 811-22468

1933 Act Registration No. 333-169226

Ladies and Gentlemen:

On behalf of Ashmore Funds (the “Trust”), enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Rule 497(e)”), are exhibits containing interactive data format of risk/return summary information that reflect the risk/return summary information included in the Supplement dated September 20, 2012 to the Statutory Prospectus for Institutional Class Shares of the Ashmore Emerging Markets Small-Cap Equity Fund (the “Fund”) dated February 29, 2012 and to the Statutory Prospectus for Class A and Class C Shares of the Fund dated February 29, 2012, which was filed pursuant to Rule 497(e) on September 20, 2012.

If there are any questions or comments concerning the foregoing, please contact the undersigned at (312) 557-3948.

Sincerely,

Ashmore Funds

/s/ Owen T. Meacham
Owen T. Meacham
Assistant Secretary of the Trust

Enclosures